Issued Capital and Reserves - Summary of Earnings Per Share (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Millions									12 Months Ended
	Dec. 31, 2020	Sep. 29, 2020	Dec. 30, 2019	Dec. 26, 2019	Dec. 25, 2019	Dec. 24, 2019	Dec. 23, 2019	Dec. 20, 2019	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Disclosure of classes of share capital [abstract]
Weighted average number of common shares	102,852,950	309,736,960	5,692,551	1,139,058	1,139,401	1,139,741	3,420,159	403,725,599	412,589,910	416,256,510	416,270,745
Profit for the period Attributable to Equity shareholders of Mechel PAO									₽ 808	₽ 2,409	₽ 12,628
Earnings per share (Russian rubles per share) attributable to common equity shareholders — basic and diluted									₽ 1.96	₽ 5.79	₽ 30.34
(Loss) profit for the period from continuing operations									₽ (40,153)	₽ 11,075	₽ 20,897
Less attributable to non-controlling interests, RUB million									648	1,876	908
Profit for the period Attributable to Equity shareholders of Mechel PAO from continuing operations									₽ (40,801)	₽ 9,199	₽ 19,989
Earnings (loss) per share from continuing operations (Russian rubles per share) — basic and diluted									₽ (98.89)	₽ 22.10	₽ 48.02
Profit (loss) after tax for the period from discontinued operations									₽ 41,609	₽ (6,790)	₽ (7,361)
Earnings (loss) per share from discontinued operations (Russian rubles per share) — basic and diluted									₽ 100.85	₽ (16.31)	₽ (17.68)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).